PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Obligations and Funded Status

As described in Note 1, we elected to change our accounting method for recognizing actuarial gains and losses for our pension and other postretirement benefit plans. Accordingly, we have made revisions to previously disclosed amounts, specifically net periodic benefit cost and accumulated other comprehensive income (loss), where certain amounts have been reclassified to retained earnings.

	Domestic Plans		TCN Plan
	Year Ended		Year Ended
	December 31,		December 31,
	2014	2013	2014	2013
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$583,421	$615,361	$40,396	$48,009
Interest cost	26,972	23,996	1,900	1,867
Actuarial loss (gain)	36,885	(25,137)	4,438	(5,860)
Terminated Vested Employees Lump Sum Settlement (1)	(54,551)	—	—	—
Curtailments and other adjustments	—	3,850	—	(621)
Benefits paid	(36,095)	(34,649)	(2,749)	(2,999)
Benefit obligation at end of year	$556,632	$583,421	$43,985	$40,396
Change in plan assets:
Fair value of plan assets at beginning of year	567,801	605,892	43,483	39,039
Actual return on plan assets	73,114	(4,982)	1,372	6,943
Company contributions	1,552	1,540	—	500
Terminated Vested Employees Lump Sum Settlement(1)	(54,551)	—	—	—
Benefits paid	(36,095)	(34,649)	(2,749)	(2,999)
Fair value of plan assets at end of year	551,821	567,801	42,106	43,483
Funded status	$(4,811)	$(15,620)	$(1,879)	$3,087
Amounts recognized in balance sheet consist of:
Other Assets	$12,685	$598	$—	$3,087
Accrued pension liability—current	(1,519)	(1,519)	—	—
Pension liability	(15,977)	(14,699)	(1,879)	—
Accrued benefit liability	(17,496)	(16,218)	(1,879)	—
Net (Liability)/ Asset	$(4,811)	$(15,620)	$(1,879)	$3,087

(1)

During the year ended December 31, 2014 we offered our former employees with vested pension benefits under the McDermott Plan a one-time voluntary opportunity, for a six-week period, to receive the value of their pension benefit as a lump-sum payment. This program resulted in a $54.6 million release of pension liability and a corresponding decrease in plan assets.

	Domestic Plans		TCN Plan
	Year Ended		Year Ended
	December 31,		December 31,
	2014	2013	2014	2013
	(In thousands)
Supplemental information:
Plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$556,632	$583,421	$43,985	$40,396
Accumulated benefit obligation	$556,632	$583,421	$43,985	$40,396
Fair value of plan assets	$551,821	$567,801	$42,106	$43,483

Weighted Average Assumptions used Determine Net Periodic Benefit Obligations

Assumptions

	Domestic Plans		TCN Plan
	2014	2013	2014	2013
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	4.0%	4.8%	3.80%	4.8%
Rate of compensation increase	N/A	N/A	N/A	N/A

Net Periodic Benefit Cost

	Domestic Plans			TCN Plan
	Year Ended			Year Ended
	December 31,			December 31,
	2014	2013	2012	2014	2013	2012
	(In thousands)
Supplemental information:
Components of periodic benefit cost:
Interest cost	$26,972	$23,996	$26,521	$1,900	$1,867	$1,843
Expected return on plan assets	(27,501)	(38,306)	(35,809)	(2,961)	(2,602)	(2,443)
Current period (gain) loss	(8,728)	22,002	19,580	6,027	(10,822)	3,998
Net periodic benefit (gain) cost	$(9,257)	$7,692	$10,292	$4,966	$(11,557)	$3,398

Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate	4.80%	4.00%	4.80%	4.80%	4.00%	4.80%
Expected return on plan assets	5.00%	6.50%	6.50%	6.90%	6.90%	6.90%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

Asset Allocations, by Asset Class

The following is a summary of the asset allocations at December 31, 2014 and 2013 by asset category. The estimated allocation for 2015, by asset class, is expected to remain approximately the same as the year ended December 31, 2014.

	Domestic Plans		TCN Plan
	2014	2013	2014	2013
Asset Category:
Fixed Income	85%	85%	28%	25%
Equity Securities	15%	15%	72%	75%
Total	100%	100%	100%	100%

Total Investments Plans Measured at Fair Value

The following is a summary of total investments for our plans, measured at fair value at December 31, 2014 and 2013.

	12/31/2014	Level 1	Level 2	Level 3
	(In thousands)
Pension Benefits:
Fixed Income	$471,704	$64,575	$402,116	$5,013
Equities	$110,267	109,781	486	—
Cash and Accrued Items	$11,956	11,956	—	—
Total Investments	$593,927	$186,312	$402,602	$5,013

	12/31/2013	Level 1	Level 2	Level 3
	(In thousands)
Pension Benefits:
Fixed Income	$479,529	$58,556	$417,204	$3,769
Equities	$119,669	31,687	87,982	—
Cash and Accrued Items	$12,086	12,086	—	—
Total Investments	$611,284	$102,329	$505,186	$3,769

Changes in Level 3 Fixed Income Instrument Measured on Recurring Basis

The following is a summary of the changes in our Level 3 fixed income instruments measured on a recurring basis for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
	(In thousands)
Balance at beginning of period	$3,769	$1,576
Purchases, net	1,347	2,120
Total unrealized gains (loss)	(103)	73
Balance at end of period	$5,013	$3,769

Expected Employer Contributions and Expected Benefit Payments

Cash Flows
	Domestic Plans	TCN Plan
	(In thousands)
Expected employer contributions to trusts of defined benefit plans:
2015	—	—
Expected benefit payments:
2015	$37,344	$2,379
2016	$37,288	$2,799
2017	$37,060	$2,690
2018	$36,887	$2,498
2019	$36,633	$2,604
2020-2024	$178,455	$11,540